Investments (Summary of Equity-Accounted Investees and Investments at FVTOCI) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	$ 134	$ 477
Carrying Amount	10	221
Total Gross Proceeds	838	138
Cash and cash equivalents	701	853	$ 941
Investments accounted for using equity method and in subsidiaries joint ventures and associates	144	$ 698
Deposit on equity-accounted investment	120
Gross Proceeds from Sale of Investment	595
Gain on Sale of investment	301
Non-Cash transaction	60
Total Proceeds from sale of investment	193
Fair value loss on investment	18
Cumulative unrealized gain reclassification to retained earnings	$ 27
Profertil [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Nitrogen producer
Principal Place of Business and Incorporation	Argentina
Proportion of ownership interest in associate	0.00%	50.00%
Carrying Amount	$ 0	$ 349
Name of Joint Venture	Profertil S.A. ("Profertil")
Sinofert [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Fertilizer supplier and distributor
Principal Place of Business and Incorporation	China/Bermuda
Proportion of ownership interest in investment	0.00%	19.00%
Non current Investments In Equity Instruments Designated At Fair Value Through Other Comprehensive Income	$ 0	$ 211
Name of Associate	Sinofert Holdings Limited ("Sinofert")
Canpotex [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Marketing and logistics of potash
Principal Place of Business and Incorporation	Canada
Proportion of ownership interest in associate	50.00%	50.00%
Carrying Amount	$ 0	$ 0
Name of Joint Venture	Canpotex
Other associates and joint ventures [Member]
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	$ 134	128
Name of Joint Venture	Other associates and joint ventures
Other [Member]
Disclosure Of Interests In Other Entities [Line Items]
Name of Associate	Other
Other Investments At Fair Value [Member]
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	$ 10	10
Total Investments [Member]
Disclosure Of Interests In Other Entities [Line Items]
Investments accounted for using equity method and in subsidiaries joint ventures and associates	$ 144	$ 698